JPMorgan SmartRetirement Income Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,469
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,508
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 758